Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated Net Income	$ 1,245,900	$ 753,514	$ 387,262
Adjustments to reconcile consolidated net income to net cash provided by operating activities -
Depreciation and amortization	1,112,438	1,016,027	1,009,490
Loss on debt extinguishment		350,688
Impairment charges		8,169	240,050
(Gain) loss upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net	(216,629)	(321,036)	30,108
Straight-line rent	(30,308)	(24,487)	(24,653)
Equity in income of unconsolidated entities	(81,238)	(75,921)	(40,220)
Distributions of income from unconsolidated entities	112,977	109,050	105,318
Changes in assets and liabilities -
Tenant receivables and accrued revenue, net	(19,370)	2,144	37,465
Deferred costs and other assets	(58,924)	(40,388)	(28,089)
Accounts payable, accrued expenses, intangibles, deferred revenues and other liabilities	(58,959)	(22,550)	3,789
Net cash provided by operating activities	2,005,887	1,755,210	1,720,520
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions	(1,259,623)	(976,276)
Funding of loans to related parties		(29,500)	(120,000)
Repayments of loans to related parties		10,500	8,700
Capital expenditures, net	(445,495)	(256,312)	(376,275)
Cash from acquisitions and cash impact from the consolidation and deconsolidation of properties	19,302	27,015
Net proceeds from sale of assets	136,013	301,425	33,106
Investments in unconsolidated entities	(20,807)	(193,925)	(107,204)
Purchase of marketable and non-marketable securities	(42,015)	(16,157)	(132,984)
Sale of marketable and non-marketable securities	6,866	26,175	74,116
Purchase of loans held for investment		(433,033)
Repayments of loans held for investment	235,124	37,574
Distributions of capital from unconsolidated entities and other	376,593	255,819	201,550
Net cash used in investing activities	(994,042)	(1,246,695)	(418,991)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sales of common stock and other	5,313	4,166	1,642,228
Preferred stock redemptions		(10,994)	(87,689)
Distributions to noncontrolling interest holders in properties	(28,793)	(24,615)	(30,706)
Contributions from noncontrolling interest holders in properties	1,217	1,058	2,795
Preferred distributions of the Operating Partnership	(1,915)	(2,315)	(11,885)
Preferred dividends and distributions to stockholders	(1,030,744)	(763,881)	(148,507)
Distributions to limited partners	(211,497)	(153,247)	(25,658)
Loss on debt extinguishment		(350,688)
Mortgage and other indebtedness proceeds, net of transaction costs	1,655,203	3,858,815	3,220,706
Mortgage and other indebtedness principal payments	(1,398,697)	(6,227,814)	(2,678,639)
Net cash (used in) provided by financing activities	(1,009,913)	(3,669,515)	1,882,645
INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	1,932	(3,161,000)	3,184,174
CASH AND CASH EQUIVALENTS, beginning of year	796,718	3,957,718	773,544
CASH AND CASH EQUIVALENTS, end of year	$ 798,650	$ 796,718	$ 3,957,718